Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Number of shares, Options outstanding at end of the period	79,372,198
Number of shares, Options exercisable at end of the period	25,486,486
Employee Stock Option [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at beginning of the period	61,362,198
Number of shares, Granted	22,700,000
Number of shares, Forfeited	(4,690,000)
Number of shares, Options outstanding at end of the period	79,372,198	61,362,198
Number of shares, Options exercisable at end of the period	25,486,486
Weighted average exercise price, Outstanding at beginning of the period	$ 0.34
Weighted average exercise price, Granted	0.14
Weighted average exercise price, Forfeited	0.21
Weighted average exercise price,outstanding at end of the period	0.29	$ 0.34
Options exercisable at end of the period, Weighted average exercise price	0.34
Weighted average grant date fair value Granted	0.09
Weighted average grant date fair value Forfeited	$ 0.12
Weighted average remaining contractual term, Options outstanding during the period (in years)	8 years 8 months 12 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	8 years 8 months 12 days	9 years 8 months 12 days
Aggregate intrinsic value, Options outstanding at beginning of the period		$ 0
Aggregate intrinsic value, Options outstanding at end of the period	$ 0
Aggregate intrinsic value, Options exercisable at end of the period	$ 0